Offerings	Aug. 20, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.20% Senior Notes due 2034
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99966
Maximum Aggregate Offering Price	$ 1,249,575,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 184,437.27
Offering Note
(1)	Final Prospectus Supplement
(2)
The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended, and represents deferred payment of the registration fee in connection with the Registrant’s Registration Statement on Form S-3ASR (File No. 333-270269) paid herewith.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.75% Senior Notes due 2054
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99882
Maximum Aggregate Offering Price	$ 998,820,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,425.83
Offering Note
(1)	Final Prospectus Supplement
(2)
The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended, and represents deferred payment of the registration fee in connection with the Registrant’s Registration Statement on Form S-3ASR (File No. 333-270269) paid herewith.